DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Registrant Name	MONY LIFE INSURANCE CO OF AMERICA
Entity Central Index Key	0000835357
Entity Filer Category	Non-accelerated Filer